Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest on bank borrowings	¥ 1,149	¥ 1,569	¥ 1,590
Interest relating to lease liabilities (note 19(c))	3,894
Interest relating to obligations under finance leases		2,440	1,845
Interest relating to post-retirement benefit obligations	92	106	98
Interest relating to provision for lease return costs for aircraft and engines	270
Interest on bonds and debentures	520	468	381
Interest relating to interest rate swap contracts	(68)	(6)	63
Less: amount capitalized into advanced payments on acquisition of aircraft	(687)	(850)	(793)
Interest expense	5,170	3,727	3,184
Foreign exchange losses, net	990	2,040
Finance costs	¥ 6,160	¥ 5,767	¥ 3,184